Note 32 - Financial Instruments and Risk Management - Credit Risk (Details) - Trade and other receivables [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Carrying amount	$ 9,060	$ 4,776
Zimbabwean operations [member]
Statement Line Items [Line Items]
Carrying amount	9,059	4,753
Jersey, Channel Islands [member]
Statement Line Items [Line Items]
Carrying amount	0	0
Other [member]
Statement Line Items [Line Items]
Carrying amount	$ 1	$ 23